Note 13 - Condensed Consolidating Financial Statements (Details) - Condensed Consolidating Balance Sheets (USD $)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 26,541,000	$ 20,757,000	$ 24,032,000	$ 26,690,000
Trade accounts receivable, net	52,205,000	54,075,000
Receivables from affiliates	0	0
Deferred tax assets	4,000	68,000
Prepaid expenses and other	2,067,000	2,440,000
Total current assets	80,817,000	77,340,000
Property and equipment:
Property and equipment, at cost	28,088,000	27,878,000
Less: Accumulated depreciation	4,236,000	3,538,000
Total property and equipment, net	23,852,000	24,340,000
Intangible assets, net	29,482,000	30,245,000
Goodwill	55,408,000	55,545,000
Investment in subsidiaries	0	0
Notes receivable - affiliates	0	0
Debt issuance costs, net	2,184,000	2,318,000
Other assets	47,000	54,000
Total assets	191,790,000	189,842,000
Current liabilities:
Accounts payable	1,562,000	2,461,000
Accounts payable - affiliates	33,000	586,000
Accrued payroll and other	15,236,000	7,750,000
Income taxes payable	613,000	546,000
Total current liabilities	17,444,000	11,343,000
Long-term debt	130,200,000	77,600,000
Notes payable - affiliates	0	0
Deferred tax liabilities	348,000	438,000
Asset retirement obligations	33,000	33,000
Total liabilities	148,025,000	89,414,000
Commitments and contingencies - Note 10
Owners' equity:
Total partners' capital	42,781,000	73,855,000
Non-controlling interests	984,000	26,573,000
Total owners' equity	43,765,000	100,428,000
Total liabilities and owners' equity	191,790,000	189,842,000
Reportable Legal Entities [Member] | Parent Company [Member]
Current assets:
Cash and cash equivalents	93,000	982,000	0	0
Trade accounts receivable, net	0	0
Receivables from affiliates	126,000	22,000
Deferred tax assets	0	0
Prepaid expenses and other	0	0
Total current assets	219,000	1,004,000
Property and equipment:
Property and equipment, at cost	0	0
Less: Accumulated depreciation	0	0
Total property and equipment, net	0	0
Intangible assets, net	0	0
Goodwill	0	0
Investment in subsidiaries	43,793,000	98,965,000
Notes receivable - affiliates	0	0
Debt issuance costs, net	2,184,000	2,318,000
Other assets	0	0
Total assets	46,196,000	102,287,000
Current liabilities:
Accounts payable	127,000	34,000
Accounts payable - affiliates	0	0
Accrued payroll and other	0	6,000
Income taxes payable	0	0
Total current liabilities	127,000	40,000
Long-term debt	0	0
Notes payable - affiliates	0	0
Deferred tax liabilities	0	0
Asset retirement obligations	0	0
Total liabilities	127,000	40,000
Commitments and contingencies - Note 10
Owners' equity:
Total partners' capital	46,069,000	75,764,000
Non-controlling interests		26,483,000
Total owners' equity	46,069,000	102,247,000
Total liabilities and owners' equity	46,196,000	102,287,000
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	24,151,000	16,598,000	20,188,000	24,606,000
Trade accounts receivable, net	46,434,000	49,569,000
Receivables from affiliates	9,050,000	8,809,000
Deferred tax assets	2,000	15,000
Prepaid expenses and other	2,021,000	2,339,000
Total current assets	81,658,000	77,330,000
Property and equipment:
Property and equipment, at cost	27,994,000	27,769,000
Less: Accumulated depreciation	4,184,000	3,485,000
Total property and equipment, net	23,810,000	24,284,000
Intangible assets, net	27,843,000	28,414,000
Goodwill	53,915,000	53,915,000
Notes receivable - affiliates	3,903,000	3,903,000
Debt issuance costs, net	0	0
Other assets	36,000	35,000
Total assets	191,165,000	187,881,000
Current liabilities:
Accounts payable	589,000	2,161,000
Accounts payable - affiliates	167,000	586,000
Accrued payroll and other	15,058,000	7,605,000
Income taxes payable	608,000	507,000
Total current liabilities	16,422,000	10,859,000
Long-term debt	130,200,000	77,600,000
Notes payable - affiliates	0	0
Deferred tax liabilities	0	0
Asset retirement obligations	33,000	33,000
Total liabilities	146,655,000	88,492,000
Commitments and contingencies - Note 10
Owners' equity:
Total partners' capital	43,511,000	98,380,000
Non-controlling interests	999,000	1,009,000
Total owners' equity	44,510,000	99,389,000
Total liabilities and owners' equity	191,165,000	187,881,000
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	2,297,000	3,177,000	3,844,000	2,084,000
Trade accounts receivable, net	5,785,000	4,514,000
Receivables from affiliates	0	0
Deferred tax assets	2,000	53,000
Prepaid expenses and other	46,000	101,000
Total current assets	8,130,000	7,845,000
Property and equipment:
Property and equipment, at cost	94,000	109,000
Less: Accumulated depreciation	52,000	53,000
Total property and equipment, net	42,000	56,000
Intangible assets, net	1,639,000	1,831,000
Goodwill	1,493,000	1,630,000
Investment in subsidiaries	0	0
Notes receivable - affiliates	0	0
Debt issuance costs, net	0	0
Other assets	11,000	19,000
Total assets	11,315,000	11,381,000
Current liabilities:
Accounts payable	846,000	266,000
Accounts payable - affiliates	9,056,000	8,839,000
Accrued payroll and other	178,000	139,000
Income taxes payable	5,000	39,000
Total current liabilities	10,085,000	9,283,000
Long-term debt	0	0
Notes payable - affiliates	3,186,000	3,479,000
Deferred tax liabilities	348,000	438,000
Asset retirement obligations	0	0
Total liabilities	13,619,000	13,200,000
Commitments and contingencies - Note 10
Owners' equity:
Total partners' capital	(2,304,000)	(1,819,000)
Total owners' equity	(2,304,000)	(1,819,000)
Total liabilities and owners' equity	11,315,000	11,381,000
Consolidation, Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0	0	0
Trade accounts receivable, net	(14,000)	(8,000)
Receivables from affiliates	(9,176,000)	(8,831,000)
Deferred tax assets	0	0
Prepaid expenses and other	0	0
Total current assets	(9,190,000)	(8,839,000)
Property and equipment:
Property and equipment, at cost	0	0
Less: Accumulated depreciation	0	0
Total property and equipment, net	0	0
Intangible assets, net	0	0
Goodwill	0	0
Investment in subsidiaries	(43,793,000)	(98,965,000)
Notes receivable - affiliates	(3,903,000)	(3,903,000)
Debt issuance costs, net	0	0
Other assets	0	0
Total assets	(56,886,000)	(111,707,000)
Current liabilities:
Accounts payable	0	0
Accounts payable - affiliates	(9,190,000)	(8,839,000)
Accrued payroll and other	0	0
Income taxes payable	0	0
Total current liabilities	(9,190,000)	(8,839,000)
Long-term debt	0	0
Notes payable - affiliates	(3,186,000)	(3,479,000)
Deferred tax liabilities	0	0
Asset retirement obligations	0	0
Total liabilities	(12,376,000)	(12,318,000)
Commitments and contingencies - Note 10
Owners' equity:
Total partners' capital	(44,495,000)	(98,470,000)
Non-controlling interests	(15,000)	(919,000)
Total owners' equity	(44,510,000)	(99,389,000)
Total liabilities and owners' equity	$ (56,886,000)	$ (111,707,000)